Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

14. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Payroll and welfare payables	4,856	6732	940
Loans from third parties	4,787	2,780	388
Payable to Anhui Juhu (ii)	200	200	28
Payable to Yidong (iii)	-	893	125
Interest payables	-	8	1
Customer deposit	363	408	57
Accrued expenses	334	713	100
Deferred consideration in relation to investment (i)	2,300	-	-
Others	441	488	67
	13,281	12,222	1,706

(i)	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. Pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment is RMB2,300 (US$315).

(ii)	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent amounting to RMB3,245 (approximately $457). As defendant, Youpin reached a settlement agreement on July 29, 2024, which established the final payable amount at RMB2,000. As of 30 June 2025, the Group had RMB 200 of litigation payments remaining to be paid. Consequently, the Company has reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.
(iii)	Xiamen Youxu and Youpin Shandong are the defendants in this case, with Yidong New Energy Technology Co., Ltd. as the plaintiff. The parties entered into a battery lease agreement in July 2022, under which the defendants agreed to lease new energy vehicles provided by the plaintiff. During the performance of the contract, the defendants discovered quality issues with the vehicle batteries supplied by the plaintiff. After multiple rounds of failed negotiations to resolve the issues, the defendants terminated the cooperation. The plaintiff subsequently filed a lawsuit, citing the defendants’ failure to pay rent on time. The case was first heard in court on September 11, 2025, the two parties reached a settlement in court. According to the settlement agreement issued by the court, the defendant is required to pay the outstanding compensation of RMB 892 to the plaintiff within the specified period. Upon receiving the mediation agreement, the company has recorded the relevant amount in other expenses and other payables.